Environmental Protection Agency Agreement and Water Treatment Liabilities (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 07, 2022	Oct. 09, 2020	Apr. 30, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020	Jan. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery liability payable				$ 19,000,000					$ 19,000,000
Cost recovery	$ 2,000,000
Product liability contingency description						the Company accounted for the $17,000,000 liabilities according to the previous payment schedule, resulting in $12,000,000 classified as a current liability and $5,000,000 as a long-term liability. The long-term portion was discounted at an interest rate of 16.5% to arrive at a net present value of $3,402,425 after discount.
Restricted cash current				9,476,000					9,476,000
Gain on extinguishment of debt		$ 23,376						$ (875,861)		$ (56,146)	(56,146)	$ (1,056,296)
EPA cost recovery liability - long-term				7,420,024					7,420,024
Amortization expense				347,614					631,701
Long term liability net of discount				7,420,024					7,420,024
Interest payable				192,923			$ 306,501		192,923	$ 306,501
Water treatment payable current				3,847,141				$ 3,136,050	3,847,141		5,110,706
Payment of water treament charges			$ 1,000,000
Monthly accruals water treatment charges													$ 80,000
Monthly costs water treatment charges													140,000
Accrued water treatment cost													720,000
Prepaid water treatment costs													1,260,000
Prepaid expense													$ 540,000
Environmental Protection Agency [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities									20,000,000
Cost recovery liabilities not recogized											8,000,000
Environmental Protection Agency [Member] | Thirty Days After Agreement Signed [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities									1,000,000
Environmental Protection Agency [Member] | November 1, 2018 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities									2,000,000
Environmental Protection Agency [Member] | Next Five Anniversaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities									3,000,000
Environmental Protection Agency [Member] | November 1, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for environmental liabilities									2,000,000
Environmental Protection Agency Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery payable outstanding											11,000,000
EPA Settlement Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment bond					$ 9,999,000				17,000,000
Liability assumed											$ 19,000,000
Letter of credit					7,001,000
Payment to amended settlement					17,000,000
Restricted cash current				9,476,000					9,476,000
EPA Settlement Agreement Amendment [Member] | Payment Bond [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash deposits					2,475,000
EPA Settlement Agreement Amendment [Member] | Letter of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash deposits					$ 7,001,000
E P A Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liability assumed				17,000,000					17,000,000
Discount on debt				8,000,000					8,000,000
Debt Modifications And Extinguishments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to amended settlement									17,000,000
Gain on extinguishment of debt									8,614,103
Discount on debt				$ 9,927,590					$ 9,927,590
Effective interest rate				19.95%					19.95%
EPA cost recovery liability - long-term				$ 7,072,410					$ 7,072,410